SIGNIFICANT ACCOUNTING POLICIES (Details Textual) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)	Oct. 31, 2016	Dec. 18, 2012
Profit (loss), attributable to non-controlling interests	$ 127,571		$ 139,173	$ 89,619
Non-controlling interests	$ 1,806,305		1,316,586
Percentage of voting equity interests acquired					50.00%
Dividends received from associates, classified as investing activities				38,036
Description of material leasing arrangements by lessee classified as operating lease	The agreement indicates that the lessee has the option to purchase the asset at a price that is expected to be equal to or less than 10% of the fair value of the asset upon termination of the lease. The term of the lease covers most of the economic life of the asset, i.e. when the minimum lease term represents 75% or more of the economic life of the leased asset. At the inception of the lease, the present value of the minimum lease payments amounts to at least 90% of the fair value of the leased asset. The leased assets are of such a specialized nature that only the lessee has the possibility of using them without making significant modifications.	The agreement indicates that the lessee has the option to purchase the asset at a price that is expected to be equal to or less than 10% of the fair value of the asset upon termination of the lease. The term of the lease covers most of the economic life of the asset, i.e. when the minimum lease term represents 75% or more of the economic life of the leased asset. At the inception of the lease, the present value of the minimum lease payments amounts to at least 90% of the fair value of the leased asset. The leased assets are of such a specialized nature that only the lessee has the possibility of using them without making significant modifications.
Preferred dividend as percentage of the subscription price	1.00%	1.00%
Effective interest rate of financial instruments	10.00%
Financial assets individually assessed for credit losses [member]
Minimum Amount of Loans to Be Individually Assessed	$ 5,000	$ 1.5
Financial assets individually assessed for credit losses [member] | Stage Three [Member]
Minimum Amount of Loans to Be Individually Assessed	$ 15,000	$ 5.0
Probability of default [member]
Expected credit loss rate	100.00%
Later than one month and not later than two months [member]
Expected credit loss rate	15.00%
Later than three months [member]
Expected credit loss rate	74.00%
Bottom of range [member]
Intangible Assets With Useful Life	1 year	1 year
Top of range [member]
Intangible Assets With Useful Life	10 years	10 years
Banistmo [Member]
Assets (liabilities)	$ 8,186,449
Bancolombia Panama [Member]
Assets (liabilities)			6,872,171
Capital reserve	$ 1,020,913		$ 616,814
CP Colombia Inmobiliario S.A. [Member]
Proportion of ownership interest in subsidiary	4871.00%	4871.00%	3653.00%
Profit (loss), attributable to non-controlling interests	$ 78,570		$ 96,179	23,701
Non-controlling interests	$ 1,091,802		$ 602,548	$ 507,115
Grupo Agromercantil Holding S.A. [Member]
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%	60.00%
Percentage of voting equity interests acquired						40.00%
Dividends received from associates, classified as investing activities	$ 50,341		$ 39,482	$ 46,416